Impairment of intangible assets and property, plant and equipment - Summary of Net Impairment Losses of Other Intangible Assets (Details) - Other intangible assets - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets (excluding software)	€ 192	€ 330	€ 3,604
Marketed products
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets (excluding software)	42	2	2,757
Research and development projects
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets (excluding software)	150	328	847
Eloctate
Disclosure of impairment loss and reversal of impairment loss [line items]
Recognition of impairment loss			2,236
Lemtrada
Disclosure of impairment loss and reversal of impairment loss [line items]
Recognition of impairment loss			163
Zantac
Disclosure of impairment loss and reversal of impairment loss [line items]
Recognition of impairment loss			352
Sotaglifozin
Disclosure of impairment loss and reversal of impairment loss [line items]
Recognition of impairment loss			275
Pharmaceuticals | Marketed products
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets (excluding software)	1	2	2,405
Consumer Healthcare | Marketed products
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets (excluding software)	€ 41	€ 0	€ 352